Remuneration of Auditors	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Remuneration of Auditors
NOTE 27. REMUNERATION OF AUDITORS
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms.

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	737,470	736,373	661,381
Other audit and assurance services in relation to regulatory filings overseas	—	—	—
Other auditors
Audit of the local statutory accounts overseas	—	17,518	26,983

Total remuneration	737,470	753,891	688,364